Stockholder's Equity (Details) (USD $)				0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 05, 2013	Dec. 05, 2013 Initial capitalization Sole stockholder	Apr. 18, 2014 Share repurchase Sole stockholder	Mar. 24, 2014 Amended and restated articles of incorporation	Apr. 16, 2014 Upon completion of initial public offering
Stockholder's equity
Common stock, shares authorized	1,000	1,000	1,000			500,000,000	500,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock issued (in shares)				1,000
Common stock, issue price (in dollars per share)				$ 1.00
Common stock, repurchased price (in dollars per share)					$ 1.00
Common stock, shares issued	1,000	1,000	1,000				4,014,283
Common stock, shares outstanding	1,000	1,000	1,000				4,014,283